Goodwill, Net	12 Months Ended
Jun. 30, 2026
Goodwill, Net [Abstract]
Goodwill, net

(11) Goodwill, net

In August 2025, the Company issued 195,894,609 Class A ordinary shares to the sellers of Carve Group in exchange for 100% of the equity interest in Carve Group. This acquisition was accounted for under the acquisition method and the company recognized a preliminary goodwill amounting to RMB120,381 accordingly, see Note 3 for details.

In October 2025, the Company issued 98,002,174 Class A ordinary shares to the sellers of Real Prospect in exchange for 100% of the equity interest in Real Prospect. This acquisition was accounted for under the acquisition method and the company recognized a preliminary goodwill amounting to RMB833,416 accordingly, see Note 3 for details.

In March 2026, the Company issued 87,400,144 Class A ordinary shares to the sellers of Times Good in exchange for 100% of the equity interest in Times Good. This acquisition was accounted for under the acquisition method and the company recognized a preliminary goodwill amounting to RMB1,064,367 accordingly, see Note 3 for details.

The gross amount of goodwill and accumulated impairment losses by reporting unit as of June 30, 2025 and 2026 are as follows:

	computing power and algorithm solutions	smart technology and new energy solutions	health and wellness products and services	Total
	RMB	RMB	RMB	RMB
Gross as of June 30, 2025	-	-	-	-
Addition for business combination (Note 3(a))	1,064,367	833,416	120,381	2,018,164
Gross as of June 30, 2026	1,064,367	833,416	120,381	2,018,164
Accumulated impairment loss as of June 30, 2025	-	-	-	-
Impairment loss	-	-	-	-
Accumulated impairment loss as of June 30, 2026	-	-	-	-
Net as of June 30, 2025	-	-	-	-
Net as of June 30, 2026	1,064,367	833,416	120,381	2,018,164

The Group performs goodwill impairment testing on an annual basis and whenever events or changes in circumstances indicate that the carrying value of a reporting unit likely exceeds its fair value. This involves estimating the fair value of the reporting units using discounted cash flow models and the key assumptions used in the valuation models include forecasted revenue growth rates, forecasted operating margins and the discount rate. No impairment was identified and recorded for fiscal year ended June 30, 2026.